Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of related party transactions
Name	Relationship
Mr. JianJun Sun	CEO of the Company.
Mr. Yu Han	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd.	Mr. Yu Han, Majority shareholder of the Company owns 27%.
Mr. Xu Liao	CMO of the Company.
Mr. Qiang Yuan	CTO of the Company
JiaXing YiTou ShangMa Investment LP	The Company owns 10% of the entity.

Schedule of other related parties receivables
	September 30, 2017	March 31, 2017
Mr. Yu Han	$40,180	$37,425
Mr. Qiang Yuan	—	23,190
Mr. Xu Liao	—	6,530
Total	$40,180	$67,145

Schedule of other related parties payables
	September 30, 2017	March 31, 2017
Mr. JianJun Sun	$19,971	$—
HangZhou TianQi Network Technology Co. Ltd.	44,465	42,960
Total	$64,436	$42,960